Provisions - Contingent liabilities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 330,602	$ 308,088
Tax
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	125,438	94,076
Compensation for exploration for mineral resources | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	8,799
Disallowance of ICMS credits | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	10,273
Disallowance of PIS credits | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	8,143
Income taxes and social contribution | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	5,891
Disallowance of COFINS credits | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	5,534
Value-added Tax on Sales and Services (ICMS) on Energy | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	5,236
Value-added Tax on Sales and Services (ICMS) | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 9,842
ICSM sales and services tax rate	4.00%
Civil
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 24,911	$ 28,185
Number of civil contingent liabilities | item	2
Indemnity lawsuits | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 11,690
Construction of a tailings dam claim | NEXA BR
Contingent tax liabilities with likelihood of loss considered possible
Amount under litigation considered as a possible loss	$ 2,016